Notes to the Consolidated Statements of Cash Flows - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables [Member]
Cash Flow Supplemental Disclosures [Line Items]
Value of consideration received non cash transaction		$ 388,972,000
Common Class B [Member]
Cash Flow Supplemental Disclosures [Line Items]
Stock repurchased during the period shares		4,773,270	36,923,963	69,144,673
Common Class A [Member]
Cash Flow Supplemental Disclosures [Line Items]
Stock repurchased during the period shares		0	0	0
Common Class A [Member] | Private Investor [Member]
Cash Flow Supplemental Disclosures [Line Items]
Stock repurchased during the period shares			5,852,805
Stock repurchased during the period value			$ 4,280
Common Class A [Member] | Convertible Debt [Member]
Cash Flow Supplemental Disclosures [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,856,436		1,856,436
Financial Assets At Fair Value Through Profit Or Loss [Member]
Cash Flow Supplemental Disclosures [Line Items]
Consideration payable through current accounts of the group				$ 20,930,000
Purchase of financial assets a fair value through profit or loss				20,930,000
Listed Equity Investment [Member] | Common Class A [Member] | Private Investor [Member]
Cash Flow Supplemental Disclosures [Line Items]
Value of consideration received non cash transaction			$ 25,050,000
One Of The Former Fellow Subsidiaries [Member] | Underlying Securities For The Other Equity Linked Note [Member]
Cash Flow Supplemental Disclosures [Line Items]
Disposal of equity linked notes consideration receivable through current accounts				23,365,000
Gain loss on sale of investments				15,322,000
One Of The Former Fellow Subsidiaries [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Cash Flow Supplemental Disclosures [Line Items]
Gain loss on sale of investments				772,000
Disposal of financial assets at fair value through profit or loss consideration receivable through current accounts				25,145,000
Consideration payable through current accounts of the group				$ 25,145,000
AMTD Group [Member] | Common Class B [Member]
Cash Flow Supplemental Disclosures [Line Items]
Stock repurchased during the period shares		4,773,270	36,923,963	69,144,673
Stock repurchased during the period value		$ 40,000,000	$ 320,603,000	$ 642,055,000
Payable for the repurchase of shares through current accounts of the group		$ 40,000,000	$ 320,603,000	$ 642,055,000